Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 8 - Commitments and contingencies

Legal contingencies

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. The Company is not currently aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position.